CONVERTIBLE DEBT AND EQUITY FINANCINGS (Details) - USD ($)			12 Months Ended
		Sep. 21, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 19, 2016	Dec. 23, 2015	Sep. 15, 2015	Jun. 02, 2015	Mar. 18, 2015	Sep. 22, 2014	Oct. 19, 2012
Principal Amount			$ 6,000,000	$ 3,000,000
Discount				234,200
Carrying Value				2,765,800
Accrued Interest			$ 317,000
Shares issued on Conversion			1,263,406
Eleven Accredited Investors [Member]
Discount			$ 0	24,300
Management [Member]
Discount			0	209,900
5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | John Pappajohn [Member]
Accrued Interest			$ 10,400
Shares issued on Conversion			42,084
October 2012 Note [Member] | Robert Follman (Follman Family Trust) [Member]
Principal Amount											$ 200,000
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member]
Principal Amount				710,000
Discount				165,600
Carrying Value				544,400
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | Two Accredited Investors [Member]
Principal Amount				50,000
Discount				12,200
Carrying Value				37,800
Accrued Interest				$ 2,500
Shares issued on Conversion				10,508
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | RSJ Private Equity (Michal Votruba) [Member]
Principal Amount	[1]			$ 350,000
Discount	[1]			85,400
Carrying Value	[1]			264,600
Accrued Interest	[1]			$ 17,300
Shares issued on Conversion	[1]			73,462
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | John Pappajohn [Member]
Principal Amount	[2]			$ 100,000
Discount	[2]			24,400
Carrying Value	[2]			75,600
Accrued Interest	[2]			$ 5,100
Shares issued on Conversion	[2]			21,015
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | Robert Follman (Follman Family Trust) [Member]
Principal Amount	[3]			$ 150,000
Discount	[3]			36,500
Carrying Value	[3]			113,500
Accrued Interest	[3]			$ 7,600
Shares issued on Conversion	[3]			31,522
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | Robin L. Smith [Member]
Principal Amount	[2]			$ 60,000
Discount	[2]			7,100
Carrying Value	[2]			52,900
Accrued Interest	[2]			$ 3,100
Shares issued on Conversion	[2]			12,611
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member]
Principal Amount				$ 2,290,000
Discount				68,600
Carrying Value				2,221,400
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | RSJ Private Equity (Michal Votruba) [Member]
Principal Amount	[1]			750,000
Discount	[1]			21,300
Carrying Value	[1]			728,700
Accrued Interest	[1]			$ 76,200
Shares issued on Conversion	[1]			165,246
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | John Pappajohn [Member]
Principal Amount	[2]			$ 200,000
Discount	[2]			8,100
Carrying Value	[2]			191,900
Accrued Interest	[2]			$ 20,400
Shares issued on Conversion	[2]			44,089
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Director5Member
Principal Amount	[4]			$ 200,000
Discount	[4]			3,000
Carrying Value	[4]			197,000
Accrued Interest	[4]			$ 14,200
Shares issued on Conversion	[4]			42,820
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Thomas Tierney (Tierney Family Trust) [Member]
Principal Amount	[5]			$ 540,000
Discount	[5]			16,000
Carrying Value	[5]			524,000
Accrued Interest	[5]			$ 46,000
Shares issued on Conversion	[5]			117,199
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Robert Follman (Follman Family Trust) [Member]
Principal Amount	[3]			$ 100,000
Discount	[3]			3,000
Carrying Value	[3]			97,000
Accrued Interest	[3]			$ 7,700
Shares issued on Conversion	[3]			21,538
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Oman Ventures [Member]
Principal Amount	[6]			$ 200,000
Discount	[6]			8,100
Carrying Value	[6]			191,900
Accrued Interest	[6]			$ 20,400
Shares issued on Conversion	[6]			44,089
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Four Accredited Investors [Member]
Principal Amount				$ 300,000
Discount				9,100
Carrying Value				290,900
Accrued Interest				$ 30,600
Shares issued on Conversion				66,112
Original Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Principal Amount				$ 3,000,000		$ 3,121,900
Accrued Interest						121,900
Original Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | RSJ Private Equity (Michal Votruba) [Member]
Principal Amount			$ 750,000
Original Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | John Pappajohn [Member]
Principal Amount							$ 100,000	$ 100,000	$ 100,000	$ 200,000
Second Amended Note & Warrant Agreement [Member] | Sixteen Accredited Investors [Member]
Principal Amount						6,000,000
Second Amended Note & Warrant Agreement [Member] | Note Date Range December 23 & 28, 2015 [Member]
Principal Amount			1,000,000
Second Amended Note & Warrant Agreement [Member] | Note Date Range December 23 & 28, 2015 [Member] | RSJ Private Equity (Michal Votruba) [Member]
Principal Amount	[1]		750,000
Accrued Interest	[1]		$ 27,300
Shares issued on Conversion	[1]		155,465
Second Amended Note & Warrant Agreement [Member] | Note Date Range December 23 & 28, 2015 [Member] | John Pappajohn [Member]
Principal Amount	[2]		$ 250,000
Accrued Interest	[2]		$ 9,300
Shares issued on Conversion	[2]		51,856
Second Amended Note & Warrant Agreement [Member] | Secured Convertible Promissory Notes ( December 2015 Notes) [Member]
Accrued Interest						$ 317,000
Second Omnibus Amendment [Member]
Accrued Interest		$ 317,000
Shares issued on Conversion		1,263,406
Second Omnibus Amendment [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Accrued Interest					$ 316,965
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member]
Principal Amount			$ 200,000
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Two Accredited Investors [Member]
Principal Amount			300,000
Accrued Interest			$ 5,600
Shares issued on Conversion			61,124
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | RSJ Private Equity (Michal Votruba) [Member]
Principal Amount	[1]		$ 250,000
Accrued Interest	[1]		$ 1,400
Shares issued on Conversion	[1]		50,281
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | John Pappajohn [Member]
Principal Amount	[2]		$ 850,000
Accrued Interest	[2]		$ 14,000
Shares issued on Conversion	[2]		172,802
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Thomas Tierney (Tierney Family Trust) [Member]
Principal Amount	[5]		$ 100,000
Accrued Interest	[5]		$ 600
Shares issued on Conversion	[5]		20,129
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Robert Follman (Follman Family Trust) [Member]
Principal Amount	[3]		$ 300,000
Accrued Interest	[3]		$ 5,100
Shares issued on Conversion	[3]		61,014
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Robin L. Smith [Member]
Principal Amount	[2]		$ 40,000
Accrued Interest	[2]		$ 800
Shares issued on Conversion	[2]		8,165
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Mr. George Carpenter [Member]
Principal Amount	[7]		$ 100,000
Accrued Interest	[7]		$ 1,300
Shares issued on Conversion	[7]		20,254
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Geoffrey E. Harris [Member]
Principal Amount	[2]		$ 10,000
Accrued Interest	[2]		$ 300
Shares issued on Conversion	[2]		2,058
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Brandt Ventures [Member]
Principal Amount	[8]		$ 50,000
Accrued Interest	[8]		$ 200
Shares issued on Conversion	[8]		10,047
Amendment Note Purchase Agreement [Member] | Secured Convertible Promissory Notes (September 2015 Notes) [Member] | John Pappajohn [Member]
Principal Amount							$ 100,000

[1]	RSJ PE is a greater than 5% shareholder. Michal Votruba, a Director for Life Sciences for the RSJ/Gradus Fund, subsequently joined our Board on July 30, 2015.
[2]	Member of the Board.
[3]	Robert Follman is a trustee of the Follman Family Trust and is a member of the Board.
[4]	John Pappajohn is a member of the Board. He purchased $200,000 of Notes, which on September 6, 2015, were assigned to four accredited investors. Approximately $10,400 of interest was attributable to such transferred Notes, resulting in an aggregate of 42,084 shares being issued upon the Mandatory Conversion of such transferred Notes.
[5]	Thomas Tierney is a trustee of the Tierney Family Trust. Mr. Tierney originally joined the Board in February 25, 2013 and served as Chairman of the Board from March 26, 2013 till May 22, 2015 when he resigned from the Board. On September 29, 2016 Mr. Tierney rejoined the Board. The Tierney Family Trust is a greater than 5% shareholder of the Company.
[6]	Mark & Jill Oman are the beneficial owners of Oman Ventures and were greater than 5% shareholders of the Company.
[7]	George Carpenter is the CEO of the Company
[8]	Brandt Ventures was issued this note as part of the Company's settlement of its litigation with Leonard Brandt and Brandt Ventures (refer to Note 9. Commitments and Contingent Liabilities)